Intangible Assets and Goodwill - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill
Beginning Balance	R$ 1,811,903	R$ 187,740
Corporate restructuring		(36,624)	R$ (74,438)
Ending balance	2,549,637	1,811,903	187,740
Gross carrying amount
Intangible assets and goodwill
Beginning Balance	1,890,899	224,496
Corporate restructuring		(53,521)
Acquisitions	96,827	43,102
Disposals	(4,704)	(1,841)
Acquisitions through business combination	764,925	1,678,663
Ending balance	2,747,947	1,890,899	224,496
Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(78,996)	(36,756)
Amortization	(121,998)	(42,776)
Amortization of disposals	2,684	536
Ending balance	(198,310)	(78,996)	(36,756)
Goodwill
Intangible assets and goodwill
Beginning Balance	916,767	89,634
Ending balance	1,394,351	916,767	89,634
Goodwill | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	916,767	89,634
Corporate restructuring		(53,521)
Acquisitions through business combination	477,584	880,654
Ending balance	1,394,351	916,767	89,634
Rights on contracts
Intangible assets and goodwill
Beginning Balance	9,972	11,314
Ending balance	8,445	9,972	11,314
Rights on contracts | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	15,263	15,263
Ending balance	15,263	15,263	15,263
Rights on contracts | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(5,291)	(3,949)
Amortization	(1,527)	(1,342)
Ending balance	(6,818)	(5,291)	(3,949)
Customer relationships
Intangible assets and goodwill
Beginning Balance	192,961	15,485
Ending balance	283,906	192,961	15,485
Customer relationships | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	206,971	23,045
Acquisitions through business combination	115,172	183,926
Ending balance	322,143	206,971	23,045
Customer relationships | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(14,010)	(7,560)
Amortization	(24,227)	(6,450)
Ending balance	(38,237)	(14,010)	(7,560)
Educational system
Intangible assets and goodwill
Beginning Balance	228,989	23,940
Ending balance	231,823	228,989	23,940
Educational system | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	251,223	36,656
Acquisitions through business combination	29,775	214,567
Ending balance	280,998	251,223	36,656
Educational system | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(22,234)	(12,716)
Amortization	(26,941)	(9,518)
Ending balance	(49,175)	(22,234)	(12,716)
Copy rights
Intangible assets and goodwill
Beginning Balance	9,387	8,753
Ending balance	11,357	9,387	8,753
Copy rights | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	21,069	12,692
Acquisitions	8,131	8,377
Disposals	(3)
Acquisitions through business combination	14
Transfer	249
Ending balance	29,460	21,069	12,692
Copy rights | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(11,682)	(3,939)
Amortization	(6,421)	(7,743)
Ending balance	(18,103)	(11,682)	(3,939)
Software license and development
Intangible assets and goodwill
Beginning Balance	15,457	2,160
Ending balance	35,576	15,457	2,160
Software license and development | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	18,412	2,808
Acquisitions	22,127	4,441
Disposals	(94)
Acquisitions through business combination	5,103	11,163
Transfer	(231)
Ending balance	45,317	18,412	2,808
Software license and development | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(2,955)	(648)
Amortization	(6,789)	(2,307)
Amortization of disposals	3
Ending balance	(9,741)	(2,955)	(648)
Trademarks
Intangible assets and goodwill
Beginning Balance	347,057	15,367
Ending balance	449,039	347,057	15,367
Trademarks | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	355,298	19,177
Acquisitions	3
Acquisitions through business combination	121,053	336,121
Ending balance	476,354	355,298	19,177
Trademarks | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(8,241)	(3,810)
Amortization	(19,074)	(4,431)
Ending balance	(27,315)	(8,241)	(3,810)
Educational platform
Intangible assets and goodwill
Beginning Balance	74,214	18,051
Ending balance	124,184	74,214	18,051
Educational platform | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	87,987	21,911
Acquisitions	51,262	23,634
Disposals	(4,607)	(1,841)
Acquisitions through business combination	13,102	24,728
Transfer	22,604	19,555
Ending balance	170,348	87,987	21,911
Educational platform | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(13,773)	(3,860)
Amortization	(35,072)	(10,449)
Amortization of disposals	2,681	536
Ending balance	(46,164)	(13,773)	(3,860)
Non-compete agreement
Intangible assets and goodwill
Beginning Balance	7,493	823
Ending balance	9,099	7,493	823
Non-compete agreement | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	8,303	1,097
Acquisitions	431	309
Acquisitions through business combination	3,122	6,897
Ending balance	11,856	8,303	1,097
Non-compete agreement | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(810)	(274)
Amortization	(1,947)	(536)
Ending balance	(2,757)	(810)	(274)
in progress
Intangible assets and goodwill
Beginning Balance	9,606	2,213
Ending balance	1,857	9,606	2,213
in progress | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	9,606	2,213
Acquisitions	14,873	6,341
Acquisitions through business combination		20,607
Transfer	(22,622)	(19,555)
Ending balance	R$ 1,857	R$ 9,606	R$ 2,213